Schedule of Tax Effects Allocated to Each Component of Other Comprehensive (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustment	$ (1,785)
Unrealized gain on derivative instrument		384	311
Income tax expense		(146)	(117)
Unrealized gain on derivative instrument, net of tax		238	194
Unrealized gain on available-for-sale securities	63	6	53
Income tax expense	(28)	(3)	(19)
Unrealized gain on available-for-sale securities, net of tax	35	3	34
Other comprehensive (loss) income	$ (1,750)	$ 241	$ 228